Financial Instruments, Financial Instruments by Category (Details) - USD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019
Bank Loan [Member]
Financial liabilities [Abstract]
Amortized cost	$ 32,737	$ 5,000
Fair value through other comprehensive income	0	0
Financial liabilities	32,737	5,000
Accounts Payable and Accrued Liabilities [Member]
Financial liabilities [Abstract]
Amortized cost	41,238	49,945
Fair value through other comprehensive income	0	0
Financial liabilities	41,238	49,945
Other Liabilities [Member]
Financial liabilities [Abstract]
Amortized cost	4,032	1,606
Fair value through other comprehensive income	0	0
Financial liabilities	4,032	1,606
Long-term Debt [Member]
Financial liabilities [Abstract]
Amortized cost	4,220	5,742
Fair value through other comprehensive income	0	0
Financial liabilities	4,220	5,742
Forward Exchange Contracts [Member]
Financial liabilities [Abstract]
Amortized cost	0	0
Fair value through other comprehensive income	110	1,057
Financial liabilities	110	1,057
Cash [Member]
Financial assets [Abstract]
Amortized cost	32,818	16,518
Fair value through other comprehensive income	0	0
Financial assets	32,818	16,518
Short-term Investments [Member]
Financial assets [Abstract]
Amortized cost	0	0
Fair value through other comprehensive income	919	2,918
Financial assets	919	2,918
Accounts Receivables [Member]
Financial assets [Abstract]
Amortized cost	59,328	54,834
Fair value through other comprehensive income	0	0
Financial assets	59,328	54,834
Forward Exchange Contracts [Member]
Financial assets [Abstract]
Amortized cost	0	0
Fair value through other comprehensive income	1,587	79
Financial assets	$ 1,587	$ 79